Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000193015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Institutional Class
C000020639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Investor Class
Without Sales Load [Member] | C000193015
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	15.09%
Without Sales Load [Member] | C000020639
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%		12.27%	12.48%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	17.82%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%